Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Federal Income Tax Status	Federal Income Tax Status
The Internal Revenue Service (IRS) has determined and informed Duke Energy by a letter dated March 16, 2015, that the Plan is qualified, and the related trust is exempt from federal income tax under the provisions of Section 501(a) of the IRC. The Plan is intended to be tax-qualified under Section 401(a) of the IRC. The Plan has been amended since receiving the determination letter. However, the Plan administrator and the Plan’s legal counsel believe the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC and the Plan and the related trust continue to be tax exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
US GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. There are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is not currently under audit by any taxing jurisdictions.